Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Entity tax identification number	13-3163498
Plan number	001
Investment, Identifier [Axis]: Acadian All Country World ex US Equity Fund | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	16,537,601
Investment, Identifier [Axis]: Bread Financial Holdings, Inc. | Employer common stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	14,736,081
Investment, Identifier [Axis]: Columbia Trust Small Cap Value II Fund | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	13,443,446
Investment, Identifier [Axis]: Dodge & Cox Stock Fund | Mutual fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	30,838,747
Investment, Identifier [Axis]: Galliard Stable Return Fund | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	25,512,606
Investment, Identifier [Axis]: Jennison Growth Equity Fund | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	32,557,603
Investment, Identifier [Axis]: Participant Loans
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost	0
Current Value	$ 12,234,564
Investment, Identifier [Axis]: Participant Loans | Minimum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest rate	5.25%
Investment, Identifier [Axis]: Participant Loans | Maximum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Interest rate	10.50%
Investment, Identifier [Axis]: Self-Managed Brokerage
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	21,314,511
Investment, Identifier [Axis]: T. Rowe Price Government Money Fund | Mutual fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	86,729
Investment, Identifier [Axis]: TCW MetWest Total Return Bond | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	9,754,519
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund | Mutual fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	22,639,381
Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company Target Retirement 2020 Trust | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	13,172,986
Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company Target Retirement 2025 Trust | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	51,360,683
Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company Target Retirement 2030 Trust | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	76,051,508
Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company Target Retirement 2035 Trust | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	118,630,532
Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company Target Retirement 2040 Trust | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	122,754,536
Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company Target Retirement 2045 Trust | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	108,799,189
Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company Target Retirement 2050 Trust | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	95,616,935
Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company Target Retirement 2055 Trust | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	64,732,542
Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company Target Retirement 2060 Trust | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	24,299,036
Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company Target Retirement 2065 Trust | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	7,026,598
Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company Target Retirement 2070 Trust | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	1,574,312
Investment, Identifier [Axis]: Vanguard Fiduciary Trust Company Target Retirement Income Trust | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	8,811,230
Investment, Identifier [Axis]: Vanguard Institutional Index Fund | Mutual fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	118,278,367
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Admiral Fund | Mutual fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	19,834,935
Investment, Identifier [Axis]: Vanguard Total Intl Stock Index Admiral Fund | Mutual fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	28,685,750
Investment, Identifier [Axis]: Wasatch Core Growth CIT | Collective investment trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Cost
Current Value	$ 10,901,637